Annual Operating Expenses - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2023
Fidelity Advisor Worldwide Fund - Class A
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%	[2]
Total annual operating expenses	0.95%
Fidelity Advisor Worldwide Fund - Class C
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual operating expenses	1.71%
Fidelity Advisor Worldwide Fund - Class M
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.21%
Fidelity Advisor Worldwide Fund - Class I
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%	[2]
Total annual operating expenses	0.68%
Fidelity Advisor Worldwide Fund - Class Z
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.55%

[1]	AThe management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.